UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________

FORM N-CSR
________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File number 811-22263

Exchange Traded Concepts Trust
 (Exact name of registrant as specified in charter)
________

10900 Hefner Pointe Drive
Suite 207
Oklahoma City, OK 73120
 (Address of principal executive offices) (Zip code)

J. Garrett Stevens
Exchange Traded Concepts Trust
10900 Hefner Pointe Drive
Suite 207
Oklahoma City, Oklahoma 73120
(Name and address of agent for service)

Copy to:
Christopher Menconi
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC 20004

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: December 31, 2016

Date of reporting period: December 31, 2016

Item 1. Reports to Stockholders.

EXCHANGE TRADED CONCEPTS TRUST YieldShares High Income ETF

Annual Report

December 31, 2016

YieldShares

High Income ETF

Table of Contents

Management Discussion of Fund Performance	2
Schedule of Investments	4
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	9
Report of Independent Registered Public Accounting Firm	18
Trustees and Officers of the Trust	19
Approval of Sub-Advisory Agreement & Board Considerations	22
Disclosure of Fund Expenses	24
Notice to Shareholders	25
Supplemental Information	26

The Fund files its complete schedule of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Exchange Traded Concepts uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Fund voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-855-796-3863; and (ii) on the Commission’s website at http://www.sec.gov.

YieldShares

High Income ETF

Management Discussion of Fund Performance

December 31, 2016 (Unaudited)

YieldShares High Income Exchange Traded Fund

Dear YYY Shareholders,

Thank you for your investment in the YieldShares High Income ETF (“YYY” or the “Fund”). The information presented in this Report relates to the operations of YYY for the fiscal year ended December 31, 2016.

As a reminder, the YYY seeks to provide investment results that, before fees and expenses, correspond to the price and yield performance of the ISE High Income Index (“Index”). The Index is comprised of 30 closed-end funds ranked highest overall by the ISE in three criteria: fund yield, discount to net asset value and liquidity. The Index reconstitutes once a year.

In 2016 YYY’s share price moved higher, YYY’s shares priced at Net Asset Value (“NAV”) of $17.84 at the close of December 31, 2015 and increased to an NAV of $18.35 at the close of December 31, 2016. This represented capital appreciation of 15.42%.

Total assets in the Fund increased, with the shares outstanding in the Fund growing from 4,350,000 at the beginning of the period to 6,350,000 as of December 31, 2016.

The security providing the greatest positive contribution to return during the period was Gamco Global Gold Natural Resources & Income Trust, contributing 132 bps to the return of the fund. The second largest positive contributor to return was Doubleline Income Solutions, contributing 122 bps, followed by Pimco Dynamic Credit and Mortgage Income Fund, contributing 114 bps to the return.

The security providing the greatest negative contribution to return during the period was Clough Global Opportunities Fund, detracting 18 bps to the return during the period, followed by Blackrock International Growth and Income Trust, which detracted 14 bps from the return.

YYY began distributing income to shareholders on a monthly basis in late August of 2013. The Fund continued its monthly distributions through the end of the year. The Fund’s 30 Day SEC Yield (see definition below) was 9.61% as of the close of markets on December 31, 2016. For the fiscal year ended December 31, 2016, $0.72 per share of the Fund’s distributions were return of capital. As a part of total distributions of $1.92.

We appreciate your investment in the YieldShares High Income ETF.

Sincerely,

J. Garrett Stevens, CEO
Exchange Traded Concepts
Advisor to the Fund

30-Day SEC Yield is a standardized yield calculation developed by the Securities and Exchange Commission that allows for comparisons among funds. It is based on the most recent month end (In this case December 31, 2016). This figure reflects the income earned during the period after deducting the Fund’s expenses for the period, and is expressed as a percentage of the Fund’s [NAV/market price] per share as of the last day of the period.

This material represents an assessment of the market environment at a specific point in time and is not intended to be a forecast of future events, or a guarantee of future results. This information should not be relied upon by the reader as research or investment advice.

YieldShares

High Income ETF

Management Discussion of Fund Performance

December 31, 2016 (Unaudited) (Concluded)

Growth of a $10,000 Investment
(at Net Asset Value)

AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED DECEMBER 31, 2016
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
YieldShares High Income ETF	15.42%‡	15.48%‡	2.27%‡	2.17%‡	7.02%‡	7.03%‡
Hybrid SWM/Solactive ISE High Income Index**	16.11%‡	16.11%‡	2.43%‡	2.43%‡	6.88%‡	6.88%‡
S&P 500 Index	11.96%‡	11.96%‡	8.87%‡	8.87%‡	14.93%‡	14.93%‡

*	Fund commenced operations on June 11, 2012.
**	Reflects performance of Sustainable North American Oil Sands Index® (“SWM Index”) Index through June 20, 2013 and Solactive ISE High Income Index thereafter.
‡	Unaudited

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Prior to June 21, 2013, the Fund sought to provide investment results that, before fees and expenses, corresponded generally to the price and yield performance of the SWM Index. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative index in Management Discussion of Fund Performance.

YieldShares

High Income ETF

Schedule of Investments

December 31, 2016

Description	Shares	Fair Value
CLOSED-END FUNDS — 99.0%
Asset Allocation — 11.4%
Calamos Global Dynamic Income Fund	664,526	$4,631,746
Clough Global Opportunities Fund	431,345	3,860,538
GAMCO Global Gold Natural Resources & Income Trust	941,229	4,988,514
		13,480,798
Equity — 23.3%
Alpine Global Premier Properties Fund	835,608	4,286,669
Alpine Total Dynamic Dividend Fund	616,997	4,676,837
BlackRock International Growth and Income Trust	450,541	2,482,481
Eaton Vance Tax-Managed Diversified Equity Income Fund	139,508	1,443,908
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	546,504	4,382,962
Royce Value Trust	415,216	5,559,742
Voya Global Equity Dividend and Premium Opportunity Fund	686,733	4,656,050
		27,488,649
Fixed Income — 64.3%
Aberdeen Asia-Pacific Income Fund	1,034,559	4,790,008
AllianceBernstein Global High Income Fund	156,748	1,970,322
AllianzGI Convertible & Income Fund	822,624	5,248,341
BlackRock Corporate High Yield Fund	250,825	2,716,435
BlackRock Multi-Sector Income Trust	139,680	2,301,927
Blackstone/GSO Strategic Credit Fund	235,986	3,620,025
DoubleLine Income Solutions Fund	287,287	$5,455,580
Eaton Vance Limited Duration Income Fund	375,565	5,152,752
First Trust Intermediate Duration Preferred & Income Fund	92,232	2,092,744
Invesco Dynamic Credit Opportunities Fund	117,418	1,444,241
Morgan Stanley Emerging Markets Domestic Debt Fund	694,990	4,983,078
Nuveen Preferred Income Opportunities Fund	107,298	1,055,812
PIMCO Corporate & Income Opportunity Fund	302,152	4,323,795
PIMCO Dynamic Credit and Mortgage Income Fund	262,012	5,297,883
Prudential Global Short Duration High Yield Fund	333,936	4,972,307
Prudential Short Duration High Yield Fund	230,838	3,573,372
Wells Fargo Income Opportunities Fund	489,173	4,148,187
Wells Fargo Multi-Sector Income Fund	252,891	3,244,592
Western Asset Emerging Markets Debt Fund	343,845	5,057,960
Western Asset High Income Fund II	603,900	4,275,612
		75,724,973
Total Closed-End Funds
(Cost $123,967,816)		116,694,420

Total Investments — 99.0%
(Cost $123,967,816)		$116,694,420

Percentages are based on Net Assets of $117,816,917.

As of December 31, 2016, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance under U.S. GAAP.

For the year ended December 31, 2016, there were no transfers between Level 1, Level 2 or Level 3 investments.

For the year ended December 31, 2016, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

YieldShares

High Income ETF

Statement of Assets and Liabilities

December 31, 2016

Assets:
Investments at Cost	$123,967,816
Investments at Fair Value	$116,694,420
Cash and Cash Equivalents	507,859
Receivable for Capital Shares Sold	924,928
Dividends Receivable	653,631
Total Assets	118,780,838

Liabilities:
Payable for Investment Securities Purchased	915,935
Other Accrued Expenses	47,986
Total Liabilities	963,921

Net Assets	$117,816,917

Net Assets Consist of:
Paid-in Capital	$130,458,043
Accumulated Net Realized Loss on Investments	(5,367,730)
Net Unrealized Depreciation on Investments	(7,273,396)
Net Assets	$117,816,917

Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	6,350,000
Net Asset Value, Offering and Redemption Price Per Share	$18.55

The accompanying notes are an integral part of the financial statements.

YieldShares

High Income ETF

Statement of Operations

For the year ended December 31, 2016

Investment Income:
Dividend Income	$6,734,023
Interest Income	438
Total Investment Income	6,734,461

Expenses:
Advisory Fees	471,848
Total Expenses	471,848

Net Investment Income	6,262,613

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Loss on Investments(1)	(2,720,862)
Capital Gain Distributions from Underlying Closed-End Funds	305,865
Net Change in Unrealized Appreciation/(Depreciation) on Investments	8,226,042
Net Realized and Unrealized Gain on Investments	5,811,045

Net Increase in Net Assets Resulting from Operations	$12,073,658

(1)	Includes realized gains as a result of in-kind transactions. (See Note 4).

The accompanying notes are an integral part of the financial statements.

YieldShares

High Income ETF

Statements of Changes in Net Assets

	Year Ended December 31, 2016		Year Ended December 31, 2015
Operations:
Net Investment Income(1)	$6,262,613		$5,731,796
Net Realized Loss on Investments and Securities Sold Short	(2,720,862	)(1)	(987,213)
Capital Gain Distributions from Underlying Closed-End Funds	305,865		616,200
Net Change in Unrealized Appreciation (Depreciation) on Investments	8,226,042		(13,341,792)
Net Increase (Decrease) in Net Assets Resulting from Operations	12,073,658		(7,981,009)

Dividends and Distributions to Shareholders:
Investment Income	(6,268,885)		(5,746,010)
Return of Capital	(3,683,115)		(2,773,990)
Total Dividends and Distributions to Shareholders	(9,952,000)		(8,520,000)

Capital Share Transactions:
Issued	41,656,072		26,224,567
Redeemed	(3,582,274)		(9,234,038)
Increase in Net Assets from Capital Share Transactions	38,073,798		16,990,529

Total Increase in Net Assets	40,195,456		489,520

Net Assets:
Beginning of Year	77,621,461		77,131,941
End of Year (Includes Undistributed Net Investment Income of $(—) and $(—), respectively.)	$117,816,917		$77,621,461

Share Transactions:
Issued	2,200,000		1,250,000
Redeemed	(200,000)		(500,000)
Net Increase in Shares Outstanding from Share Transactions	2,000,000		750,000

(1)	Includes realized gains as a result of in-kind transactions. (See Note 4).

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

YieldShares

High Income ETF

Financial Highlights

Selected Per Share Data & Ratios
For the year or periods ended December 31 and the period ended April 30, 2013
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gain (Loss) on Investments and Securities Sold Short	Total from Operations	Distributions from Investment Income	Distributions from Net Realized Capital Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Market Price, End of Period	Total Return(1)(5)	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover(2)
YieldShares High Income ETF†
2016	$17.84	$1.22	$1.41	$2.63	$(1.20)	$ —	$(0.72)	$(1.92)	$18.55	$18.56	15.42%	$117,817	0.50%(6)	6.62%(6)	17%
2015	$21.43	$1.30	$(2.97)	$(1.67)	$(1.30)	$ —	$(0.62)	$(1.92)	$17.84	$17.84	(8.26%)	$77,621	0.50%(6)	6.48%(6)	1%
2014	$23.16	$1.18	$(0.85)(7)	$0.33	$(1.17)	$(0.02)	$(0.87)	$(2.06)	$21.43	$21.56	1.03%	$77,132	0.50%(6)	5.06%(6)	111%
2013‡	$23.30	$0.89	$0.10	$0.99	$(0.85)	$(0.07)	$(0.21)	$(1.13)	$23.16	$23.24	4.40%	$20,845	0.50%(4)(6)	5.80%(4)(6)	—%
2013(3)	$20.00	$0.41	$3.95	$4.36	$(0.48)	$(0.58)	$ —	$(1.06)	$23.30	$23.19	21.93%	$1,165	0.50%(4)(6)	2.07%(4)(6)	42%

Amounts designated as “—” are $0 or have been rounded to $0.

*	Per share data calculated using average shares method.

†	Formerly, Sustainable North American Oil Sands ETF.

‡	For the period May 1, 2013 to December 31, 2013. Effective October 15, 2013, the YieldShares High Income ETF changed its fiscal year end to December 31. (See Note 1 in Notes to Financial Statements).

(1)

Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

(2)	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.

(3)	For the period June 11, 2012 (commencement of operations) to April 30, 2013.

(4)	Annualized.

(5)

Effective June 21, 2013, the Fund changed its name, underlying index and investment objective. The Fund’s past performance is not necessarily indicative of how the Fund will perform in the future. (See Note 1 in Notes to Financial Statements).

(6)

These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying closed-end investment companies in which the Fund invests.

(7)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of the financial statements.

YieldShares

High Income ETF

Notes to Financial Statements

December 31, 2016

1. ORGANIZATION

Exchange Traded Concepts Trust (the “Trust”), is a Delaware statutory trust formed on July 17, 2009 and amended July 20, 2011. The Trust is registered with the Securities and Exchange Commission (the “Commission”) under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company consisting of multiple investment portfolios. The financial statements herein are those of the YieldShares High Income ETF (the “Fund”). The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the ISE High IncomeTM Index (the “Index”). Prior to June 21, 2013, the Fund was known as the Sustainable North American Oil Sands ETF and effective June 21, 2013, the Fund changed its name, underlying index and investment objective. Prior to June 21, 2013 the Fund sought to provide investment results that, before fees and expenses, corresponded generally to the prime and yield performance of the Sustainable North American Oil Sands Index®. Effective October 15, 2013, the Fund changed its fiscal year end to December 31. The previous fiscal year end was April 30. The Fund is classified as a “diversified” fund under the 1940 Act. Exchange Traded Concepts, LLC (the “Adviser”) serves as the investment adviser for the Fund. Vident Investment Advisory, LLC (“Vident”) and Amplify Investments LLC (“Amplify”) (the “Sub-Adviser” and collectively the “Sub-Advisers”) serve as sub-advisers to the Fund.

Shares of the Fund are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Fund will issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, typically 50,000 Shares, called “Creation Units”. Creation Units will be issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares will trade in a secondary market at market prices that change throughout the day in share amounts less than a Creation Unit.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The accompanying financial statements have been prepared in accordance with U.S. GAAP on the accrual basis of accounting. Management has reviewed Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies ASC (“ASC 946”), and concluded that the Fund meets criteria of an “investment company,” and therefore, the Fund prepares its financial statements in accordance with investment company accounting as outlined in ASC 946.

Use of Estimates and Indemnifications — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust, on behalf of the Fund, enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements cannot be known; however, the Fund expects any risk of loss to be remote.

YieldShares

High Income ETF

Notes to Financial Statements

December 31, 2016 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid for long positions and the most recent ask price for short positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker. Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Board. The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Fund may fair value its securities if an event that may materially affect the value of the Fund’s securities that traded outside of the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

●	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Fund to measure fair value for the year ended December 31, 2016 maximized the use of observable inputs and minimized the use of unobservable inputs.

YieldShares

High Income ETF

Notes to Financial Statements

December 31, 2016 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

For the year ended December 31, 2016, there have been no significant changes to the Fund’s fair valuation methodologies. It is the Fund’s policy to recognize transfers into or out of all levels at the end of the reporting period.

Short Sales — The Fund may engage in short sales that are either “uncovered” or “against the box.”A short sale is “against the box” if at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short.A short sale against the box is a taxable transaction to the Fund with respect to the securities that are sold short.

Uncovered short sales are transactions under which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

Until the Fund closes its short position or replaces the borrowed security, the Fund may: (a) segregate cash or liquid securities at such a level that the amount segregated plus the amount deposited with the broker as collateral will equal the current value of the security sold short; or (b) otherwise cover the Fund’s short position. At December 31, 2016 the Fund does not hold any securities sold short and no securities Sold Short transactions were noted for the fiscal year ended December 31, 2016.

Federal Income Taxes — It is the Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements. The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of December 31, 2016, the Fund did not have any interest or penalties associated with the underpayment of any income taxes. All tax years since inception remain open and subject to examination by tax jurisdictions. The Fund has reviewed all major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on its tax returns.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders — The Fund distributes substantially all of its net investment income monthly. Any net realized capital gains are distributed at least annually. All distributions are recorded on the ex-dividend date.

YieldShares

High Income ETF

Notes to Financial Statements

December 31, 2016 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (concluded)

Creation Units — The Fund issues and redeems shares (“Shares”) at NAV and only in large blocks of Shares (each block of Shares for a Fund is called a “Creation Unit” or multiples thereof). Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee of $500 per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 per transaction to the custodian on the date of such redemption, regardless of the number of Creation Units redeemed that day. In addition to the fixed creation or redemption transaction fee, an additional transaction fee of up to five times the fixed creation or redemption transaction fee may apply. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the purchase or redemption of a creation unit, which the transaction fee is designed to cover.

Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Fund’s distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

If a Creation Unit is purchased or redeemed for cash, a higher Transaction Fee will be charged. The following table discloses Creation Unit breakdown as of December 31, 2016:

	Creation Unit Shares	Transaction Fee	Value	Redemption Fee
YieldShares High Income ETF	50,000	$500	$927,500	$500

Other: The Fund holds certain investments which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

3. AGREEMENTS

Investment Advisory Agreement

Exchange Traded Concepts, LLC, or the Adviser, is an Oklahoma limited liability company located at 10900 Hefner Pointe Drive, Suite 207, Oklahoma City, Oklahoma 73120. The Adviser serves as investment adviser to the Trust, including the Fund, pursuant to an investment advisory agreement (“Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advice to the Fund primarily in the form of oversight of the Sub-Advisers, including daily monitoring of the purchase and sale of securities by Vident and regular review of the Sub-Advisers’ performance. The Adviser also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust.

YieldShares

High Income ETF

Notes to Financial Statements

December 31, 2016 (Continued)

3. AGREEMENTS (continued)

For the services it provides to the Fund, the Fund pays the Adviser a fee, which is calculated daily and paid monthly, at an annual rate of 0.50% on the average daily net assets of the Fund. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (the “Excluded Expenses”).

Certain officers or interested trustees of the Trust are also officers or employees of the Adviser or its affiliates. They receive no fees for serving as officers of the Trust.

Investment Advisory Agreement

The Adviser has entered into a sub-license agreement, marketing support, and expense reimbursement agreement (the “Sub-License Agreement”) with YieldShares LLC (the “Sponsor”). Under the Sub-License Agreement, the Sponsor has agreed to Sub-License the use of the Index to the Adviser.

Sub-Advisory Agreements

Vident Investment Advisory, LLC is a Delaware limited liability company located at 300 Colonial Center Parkway, Suite 330, Roswell, Georgia 30076. Vident is responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the Adviser and the Board. Under a sub-advisory agreement, the Adviser pays Vident a fee calculated daily and paid monthly, at an annual rate of 0.03% on the average daily net assets of the Fund, subject to a $20,000 minimum fee.

Effective October 1, 2016, the Adviser has entered into a sub-advisory agreement with Amplify Investments, LLC. Amplify is a Delaware limited liability company located at 3250 Lacey Road, Suite 130, Downers Grove, Illinois 60515. Pursuant to the terms of a sub-advisory agreement between the Adviser and Amplify, other than certain functions delegated to Vident, Amplify is responsible for the day-to-day management of the Fund, may make investment decisions for the Fund as determined necessary by Amplify, and continuously reviews, supervises and administers the investment program of the Fund, subject to the supervision of the Adviser and the Board. Under the sub-advisory agreement, Amplify has agreed to assume the Adviser’s responsibility to pay, or cause to be paid, all expenses of the Fund, except Excluded Expenses. Amplify receives a fee from the Adviser, calculated daily and paid monthly, at the following annual rates expressed as a percentage of the average daily net assets of the Fund: 0.38% on the first $50 million, 0.39% on the next $200 million, and 0.41% above $250 million.

Distribution Agreement

SEI Investments Distribution Co. (the “Distributor”) serves as the Fund’s underwriter and distributor of Shares pursuant to a Distribution Agreement. Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation Units and transmits such orders to the Trust’s custodian and transfer agent.

The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services, that are not reimbursed by the Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in Fund Shares.

YieldShares

High Income ETF

Notes to Financial Statements

December 31, 2016 (Continued)

3. AGREEMENTS (concluded)

The Trust has adopted a Distribution and Service Plan (the “Plan”) for the Fund pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average net assets each year for certain distribution-related activities. For the years ended December 31, 2016 and December 31, 2015 no fees were charged by the Distributor under the Plan and the Plan will only be implemented with approval of the Board.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services (the “Administrator”) serves as the Fund’s Administrator pursuant to an Administration Agreement. Brown Brothers Harriman & Co. (the “Custodian” and “Transfer Agent”) serves as the Fund’s Custodian and Transfer Agent pursuant to a Custodian Agreement and Transfer Agency Services Agreement. The Adviser of the Fund pays these fees.

Certain officers of the Trust may also be employees of the Administrator or its affiliates. They receive no fees for serving as officers of the Trust.

4. INVESTMENT TRANSACTIONS

For the year ended December 31, 2016, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
YieldShares High Income ETF	$15,933,669	$18,422,952

There were no purchases or sales of long-term U.S. Government securities by the Fund.

For the year ended December 31, 2016, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Realized Gain (Loss)
YieldShares High Income ETF	$41,383,852	$3,556,391	$106,819

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

YieldShares

High Income ETF

Notes to Financial Statements

December 31, 2016 (Continued)

5. TAX INFORMATION (continued)

The following permanent differences relating to reallocation of dividend income from underlying funds and redemption in-kind transactions have been reclassified to/from the following accounts during the the year ended year.

Increase Undistributed Net Investment Income	Decrease Accumulated Net Realized Gain	Increase Paid–in-Capital
$ 6,272	$ (73,519)	$ 67,247

The reclassifications have no impact on NAV per share.

The tax character of dividends and distributions declared during the year ended December 31, 2016 and ended December 31, 2015:

YieldShares High Income ETF	Ordinary Income	Return of Capital	Totals
2016	$6,268,885	$3,683,115	$9,952,000
2015	5,746,010	2,773,990	8,520,000

As of December 31, 2016, the components of Accumulated Losses on a tax basis were as follows:

YieldShares High Income ETF
Capital Loss Carryforward	$(4,897,510)
Unrealized Depreciation	(7,743,616)
Total Accumulated Losses	$(12,641,126)

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these provisions are as follows:

	Non-Expiring Short-Term	Non-Expiring Long-Term	Total Non-Expiring Capital Loss Carryforwards
YieldShares High Income ETF	$2,895,654	$2,001,856	$4,897,510

YieldShares

High Income ETF

Notes to Financial Statements

December 31, 2016 (Continued)

5. TAX INFORMATION (concluded)

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at December 31, 2016, were as follows:

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Depreciation
YieldShares High Income ETF	$124,438,037	$1,150,403	$(8,894,020)	$(7,743,617)

6. RISKS OF INVESTING IN THE FUND

As with all exchange traded funds (“ETFs”), a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the prospectus under the heading “Principal Risks”.

The Fund will normally invest at least 80% of its total assets in securities of the Index. Because the Index is comprised of securities issued by other investment companies (as opposed to operating companies), the Fund operates in a manner that is commonly referred to as a “fund of funds,” meaning that it invests its assets in shares of funds included in the Index. The Index seeks to measure the performance of the top 30 U.S. exchange-listed closed-end funds (the “Underlying Funds”), as selected and ranked according to factors employed by the Index methodology that are designed to result in a portfolio that produces high current income.

Concentration Risk

Because the Fund’s assets will be concentrated in an industry or group of industries to the extent that the Index concentrates in a particular industry or group of industries, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries.

Fund of Funds Risk

Because the Fund is a fund of funds, its investment performance largely depends on the investment performance of the Underlying Funds in which it invests. An investment in the Fund is subject to the risks associated with the Underlying Funds that comprise the Index. The Fund will pay indirectly a proportional share of the fees and expenses of the Underlying Funds in which it invests, including their investment advisory and administration fees, in addition to its own fees and expenses. In addition, at times certain segments of the market represented by constituent Underlying Funds may be out of favor and underperform other segments.

Leverage Risk

Leverage may result from ordinary borrowings, or may be inherent in the structure of certain Underlying Fund investments such as derivatives. If the prices of those investments decrease, or if the cost of borrowing exceeds any increase in the prices of those investments, the NAV of the Underlying Fund’s shares will decrease faster than if the Underlying Fund had not used leverage. To repay borrowings, an Underlying Fund may have to sell investments at a time and at a price that is unfavorable to the Underlying Fund. Interest on borrowings is a expense the Underlying Fund would not otherwise incur. Leverage magnifies the potential for gain and the risk of loss. If an Underlying Fund uses leverage, there can be no assurance that the Underlying Fund’s leverage strategy will be successful.

YieldShares

High Income ETF

Notes to Financial Statements

December 31, 2016 (Concluded)

6. RISKS OF INVESTING IN THE FUND (concluded)

Risk of Market Price Discount from/Premium to Net Asset Value

The shares of the Underlying Funds may trade at a discount or premium to their NAV. This characteristic is a risk separate and distinct from the risk that an Underlying Fund’s NAV could decrease as a result of investment activities. Whether investors, such as the Fund, will realize gains or losses upon the sale of shares will depend not on the Underlying Funds’ NAVs, but entirely upon whether the market price of the Underlying Funds’ shares at the time of sale is above or below an investor’s purchase price for shares.

7. OTHER

At December 31, 2016, the records of the Trust reflected that 100% of the Fund’s total Shares outstanding were held by five Authorized Participants, in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the NYSE Arca, Inc. and have been purchased and sold by persons other than Authorized Participants.

8. SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, the Fund has determined that no adjustments were required to the financial statements.

YieldShares

High Income ETF

Report of Independent Registered Public Accounting Firm

December 31, 2016

To the Shareholders of YieldShares High Income ETF and
Board of Trustees of Exchange Traded Concepts Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of YieldShares High Income ETF (the “Fund”), a series of Exchange Traded Concepts Trust, as of December 31, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five periods in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of YieldShares High Income ETF as of December 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN & COMPANY, LTD.
Cleveland, Ohio
February 28, 2017

YieldShares

High Income ETF

Trustees and Officers of the Trust

December 31, 2016 (Unaudited)

The following chart lists Trustees and Officers as of December 31, 2016.

Set forth below are the names, years of birth, addresses, position with the Fund, term of office and length of time served, the principal occupations during the past five years, number of portfolios in fund complex overseen by the trustees, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Fund. The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-855-796-3863.

Name, Address, and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served (1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships held by Trustee
Interested Trustee
J. Garrett Stevens c/o Exchange Traded Concepts Trust 10900 Hefner Pointe Drive, Suite 207 Oklahoma City, OK 73120 (1981)	Trustee and President	Trustee (Since 2009); President (Since 2011)	T.S. Phillips Investments, Inc., 2000 to present – Investment Advisor/Vice President; Exchange Traded Concepts Trust 2009 to 2011 – Chief Executive Officer and Secretary; 2011 to present – President; Exchange Traded Concepts, LLC 2009 to Present – Chief Executive Officer; Exchange Listed Funds Trust 2012 to present - President	9	ETF Series Solutions (2012 – 2014) – Trustee
Independent Trustees
Timothy J. Jacoby c/o Exchange Traded Concepts Trust 10900 Hefner Pointe Drive, Suite 207 Oklahoma City, OK 73120 (1952)	Trustee	Since 2014	Deloitte & Touche LLP 2000 to 2014 – Partner.	13	Exchange Listed Funds Trust (4) – Trustee ; Source ETF Trust (2014 – 2015) – Trustee Edward Jones Money Market Fund (2017 – Present) – Trustee

YieldShares

High Income ETF

Trustees and Officers of the Trust

December 31, 2016 (Unaudited) (Continued)

Name, Address, and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served (1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships held by Trustee
Independent Trustees (continued)
David M. Mahle c/o Exchange Traded Concepts Trust 10900 Hefner Pointe Drive, Suite 207 Oklahoma City, OK 73120 (1944)	Trustee	Since 2011	Jones Day 2012 to Present – Consultant; Jones Day 2008 to 2011 – Of Counsel; Jones Day 1988 to 2008 – Partner	13	Exchange Listed Funds Trust (4) – Trustee; Source ETF Trust (2014 – 2015) – Trustee
Kurt Wolfgruber c/o Exchange Traded Concepts Trust 10900 Hefner Pointe Drive, Suite 207 Oklahoma City, OK 73120 (1950)	Trustee	Since 2012	Amherst Asset Management, 2010 to present Independent Advisor; Oppenheimer Funds Inc. 2007 to 2009 – President	13	New Mountain Finance Corp. – Director; Exchange Listed Funds Trust (4) – Trustee; Source ETF Trust (2014 – 2015) – Trustee
Mark Zurack c/o Exchange Traded Concepts Trust 10900 Hefner Pointe Drive, Suite 207 Oklahoma City, OK 73120 (1957)	Trustee	Since 2011	Columbia Business School 2002 to Present – Professor	9	AQR Funds (46) – Trustee; Source ETF Trust (2014 – 2015) – Trustee

YieldShares

High Income ETF

Trustees and Officers of the Trust

December 31, 2016 (Unaudited) (Concluded)

Name, Address, and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Officers
J. Garrett Stevens c/o Exchange Traded Concepts Trust 10900 Hefner Pointe Drive, Suite 207 Oklahoma City, OK 73120 (1981)	Trustee and President	Trustee (Since 2009); President (Since 2011)

T.S. Phillips Investments, Inc., 2004-Present; 2000 to 2011 – Investment Advisor/Vice President; Exchange Traded Concepts Trust 2009 to 2011 – Chief Executive Officer and Secretary; 2011 to present – President Exchange Traded Concepts, LLC 2009 to Present – Chief Executive Officer; Exchange Listed Funds Trust II 2012 to present – President

ETF Series Solutions (2012 – 2014) – Trustee
Richard Hogan c/o Exchange Traded Concepts Trust 10900 Hefner Pointe Drive, Suite 207 Oklahoma City, OK 73120 (1963)	Treasurer and Secretary	Since 2011

Exchange Traded Concepts, LLC, 2011 to present – Director; Private Investor – 2003 to present; Exchange Traded Concepts Trust, 2011 to present – Secretary; Yorkville ETF Advisors, 2011 to 2016 – Managing Member

Board Member of Peconic Land Trust of Suffolk County, NY; Exchange Listed Funds Trust (4) - Trustee
James J. Baker Jr. c/o Exchange Traded Concepts Trust 10900 Hefner Pointe Drive, Suite 207 Oklahoma City, OK 73120 (1951)	Treasurer	Since 2015	Exchange Traded Concepts, LLC, 2011 to present – Managing Partner; Yorkville ETF Advisors, 2012 to 2016 – Managing Partner; Goldman Sachs, 2000 to 2011 – Vice President	None
Eric Kleinschmidt c/o SEI Investments Company One Freedom Valley Drive Oaks, PA 19456 (1968)	Assistant Treasurer	Since 2013	Director, Fund Accounting, SEI Investments Global Funds Services, 2004 to present, Manager, Fund Accounting 1999 to 2004.	None
LuAnne Garvey c/o Cipperman Compliance Services LLC 480 Swedesford Road, Suite 300 Wayne, PA 19087 (1959)	Chief Compliance Officer	Since 2015	Cipperman Compliance Services, LLC, 2014 to present – Compliance Director; Foreside Financial Group 2012 to 2013 – compliance Manager; BNY Mellon Distributors, 2010 to April 2012 – Compliance Manager.	None

(1)	Each Trustee shall serve during the continued life of the Trust until he or she dies, resigns, is declared bankrupt or incompetent by a court of competent jurisdiction, or is removed.

YieldShares

High Income ETF

Approval of Sub-Advisory Agreement & Board Considerations

December 31, 2016 (Unaudited)

At a meeting held on September 22, 2016 (the “Meeting”), the Board of Trustees (the “Board”) of Exchange Traded Concepts Trust (the “Trust”) considered and approved a sub-advisory agreement between Exchange Traded Concepts, LLC (“ETC”) and Amplify Investments LLC (“Amplify”) with respect to the YieldShares High Income ETF the (“Fund”) (the “Agreement”).

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Agreement must be approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approvals, the Board must request and evaluate, and ETC and Amplify are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreement. In addition, rules under the 1940 Act require an investment company to disclose in its shareholder reports the material factors and the conclusions with respect thereto that formed the basis for the board’s approval of an investment advisory agreement.

Consistent with these responsibilities, prior to the Meeting, the Board reviewed written materials from Amplify, and at the Meeting, a representative from Amplify presented additional oral and written information to help the Board evaluate the Agreement. Among other things, the representative from Amplify provided an overview of Amplify’s advisory businesses, including investment personnel and investment processes. The representative discussed the services to be provided by Amplify and Amplify’s proposed fees. During the Meeting, the Board discussed the information and materials it received, including an oral presentation from legal counsel to the Trust on the responsibilities of the Trustees in considering the approval of investment advisory agreements under the 1940 Act, considered the oral presentation of Amplify, and deliberated on the approval of the Agreement in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional materials from Amplify.

In considering whether to approve the Agreement, the Board, including the Independent Trustees, did not identify any single factor or piece of information as determinative or controlling. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreement included the factors listed below.

Nature, Extent and Quality of Services to be Provided.In considering the nature, extent and quality of the services to be provided to the Fund, the Board reviewed the services to be provided by Amplify. The Board noted that it had received and reviewed Amplify’s registration form (“Form ADV”) as well as Amplify’s responses to a detailed series of questions, which included a description of Amplify’s operations, service offerings, personnel, compliance program, risk management program, and financial condition. The Board noted that responsibility for trading the Fund’s portfolio would continue to rest with Vident and that Amplify had agreed, among other things, to assume the Adviser’s responsibility to pay, or cause to be paid, all fees and expenses incurred by the Fund, except for certain customarily excluded expenses, and, from time to time, make investment decisions for the Fund as Amplify determines necessary.The Board also noted that Amplify would continuously review, supervise and administer the investment program of the Fund, subject to the supervision of ETC and the Board.The Board also considered the Fund’s past performance, noting that the Fund is an “index fund” and that Amplify, as a new sub-adviser, had no role in the performance of the Fund achieved to date.

YieldShares

High Income ETF

Approval of Sub-Advisory Agreement & Board Considerations

December 31, 2016 (Unaudited) (Concluded)

Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by Amplify.

Costs of Services to be Provided and Economies of Scale.The Board reviewed the sub-advisory fee to be paid to Amplify for its services to the Fund under the Agreement.The Board considered this fee in light of the services ETC and Vident provide as investment adviser and trading sub-adviser to the Fund, respectively. The Board also considered that the Fund pays a “unified fee” to ETC, meaning that the Fund pays no expenses, other than certain excluded expenses, and that the sub-advisory fee to be paid to Amplify is to be paid out of ETC’s unified fee and represents an arm’s-length negotiation between ETC and Amplify. In considering the sub-advisory fee, the Board considered Amplify’s agreement to assume ETC’s responsibility to pay, or cause to be paid, the Fund’s expenses.The Board also considered a profitability analysis with respect to the Fund and a comparison of the Fund’s unitary fee with comparable accounts. The Board concluded that the sub-advisory fee appeared reasonable in light of the services rendered. In addition, the Board considered the potential for economies of scale as the Fund’s assets continue to grow, but concluded that to date, no significant economies of scale had yet been achieved.

Conclusion.No single factor was determinative of the Board’s decision to approve the Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Agreement, including the compensation payable thereunder, is fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Agreement is in the best interests of the Fund and its shareholders.

YieldShares

High Income ETF

Disclosure of Fund Expenses

(Unaudited)

All ETFs have operating expenses. As a shareholder of the Fund you incur an advisory fee. In addition to the advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses, dividend expense on securities sold short, and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs on your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of Fund shares, which are not reflected in these examples.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (July 1, 2016 to December 31, 2016).

The table below illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 7/1/16	Ending Account Value 12/31/16	Annualized Expense Ratios	Expenses Paid During Period*
YieldShares High Income ETF
Actual Fund Return	$ 1,000.00	$ 1,045.50	0.50%	$2.57
Hypothetical 5% Return	$ 1,000.00	$ 1,022.62	0.50%	$2.54

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 184/366 (to reflect the one-half period shown).

YieldShares

High Income ETF

Notice of Shareholders

(Unaudited)

For shareholders that do not have a December 31, 2016 tax year end, this notice is for informational purposes only. For shareholders with a December 31, 2016 tax year end, please consult your tax advisor as to the pertinence of this notice.

For the fiscal year ended December 31, 2016, the Fund is designating the following items with regard to distributions paid during the year.

	Return of Capital	Long Term Capital Gain Distribution	Ordinary Income Distribution	Total Distributions	Dividends Qualifying For Corporate Dividend Receivable Deduction (1)	Qualifying Dividend Income (2)	U.S. Government Interest (3)	Qualified Interest Income (4)	Qualified Short-Term Capital Gain (5)
YieldShares High Income ETF	37.01%	0.00%	62.99%	100.00%	9.23%	14.43%	0.75%	0.00%	0.00%

(1)

Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(2)

The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of the aforementioned fund to designate the maximum amount permitted by law.

(3)

“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders of the ETC Trust-YieldShares High Income ETF who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4)

The percentage in this column represents the amount of “Qualifying Interest Income” as created by the American Jobs Creation Act of 2004 and is a percentage of net investment income that is exempt from U.S. withholding tax when paid for foreign investors.

(5)

The percentage in this column represents the amount of “Qualifying Short-Term Capital Gain” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

YieldShares

High Income ETF

Supplemental Information

(Unaudited)

Net asset value, or “NAV”, is the price per share at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Fund’s website at www.yieldshares.com.

THIS PAGE INTENTIONALLY LEFT BLANK

THIS PAGE INTENTIONALLY LEFT BLANK

THIS PAGE INTENTIONALLY LEFT BLANK

10900 Hefner Pointe Drive, Suite 207

Oklahoma City, OK 73120

Investment Adviser:

Exchange Traded Concepts, LLC

10900 Hefner Pointe Drive, Suite 207

Oklahoma City, OK 73120

Investment Sub-Advisers:

Vident Investment Advisory, LLC

300 Colonial Center Parkway, Suite 330

Roswell, GA 30076

Amplify Investments LLC

3250 Lacey Road, Suite 130

Downers Grove, IL 60515

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Independent Registered Public Accounting Firm:

Cohen & Company Ltd.

1350 Euclid Ave.

Suite 800

Cleveland, OH 44115

This information must be preceded or accompanied by a current prospectus for the Fund.

YYY-AR-001-0400

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer or any person who performs a similar function.

Item 3. Audit Committee Financial Expert.

(a) (1) The Registrant’s Board of Trustees has determined that the Registrant has an audit committee financial expert serving on the audit committee.

(a) (2) The audit committee financial expert Timothy Jacoby is an independent trustee as defined in Form N-CSR Item 3 (a) (2)

Item 4. Principal Accountant Fees and Services.

Fees billed by Cohen Fund Audit Services, Ltd (Cohen) related to the Registrant.

Cohen billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

		Fiscal Year Ended December 2016			Fiscal Year Ended December 2015
		All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees	$14,000	$0	N/A	$14,000	$0	N/A
(b)	Audit-Related Fees	$0	$0	$0	$0	$0	$0
(c)	Tax Fees	$3,500	$0	$0	$3,500	$0	$0
(d)	All Other Fees	$0	$0	$0	$0	$0	$0

(e)(1) The Trust’s Audit Committee has adopted, and the Board of Trustees has ratified, an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Trust may be pre-approved .

(e)(2) Percentage of fees billed applicable to non-audit services approved pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) were as follows (Cohen):

	Fiscal Year Ended December 2016	Fiscal Year Ended December 2015
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not Applicable.

(g) The aggregate non-audit fees and services billed by Cohen for the fiscal year 2016 and 2015 were $~~3,500~~ and $3,500, respectively.

(h) During the past fiscal year, Registrant's principal accountant provided certain non-audit services to Registrant's investment adviser or to entities controlling, controlled by, or under common control with Registrant's investment adviser that provide ongoing services to Registrant that were not subject to pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The Audit Committee of Registrant's Board of Trustees reviewed and considered these non-audit services provided by Registrant's principal accountant to Registrant's affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

Items 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Exchange Traded Concepts Trust

By	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: March 9, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: March 9, 2017

By	/s/ James J. Baker Jr.
James J. Baker Jr., Treasurer

Date: March 9, 2017